Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000030351 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000030351 [Member] | Carrier Global Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000030351 [Member] | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000030351 [Member] | Samsara Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000030351 [Member] | Otis Worldwide Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000030351 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000030351 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000030351 [Member] | Crowdstrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000030351 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000030351 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000030351 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000030351 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000030351 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030351 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000030351 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000030351 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000030351 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000030351 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000030351 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000030351 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000030350 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000030350 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000030350 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000030350 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000030350 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000030350 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000030350 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000030350 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000030350 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000030350 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030350 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000030350 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000030350 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000030350 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000030350 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000030350 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000030350 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000030350 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000030350 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000030350 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000238354 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000238354 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000238354 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238354 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238354 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238354 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238354 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238354 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238354 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238354 [Member] | Deckers Outdoor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238354 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000238354 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000238354 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000238354 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000238354 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000238354 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%
C000238354 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000238354 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000238354 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000030478 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030478 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000030478 [Member] | MongoDB Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000030478 [Member] | Atlassian Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000030478 [Member] | Zscaler Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000030478 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030478 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030478 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030478 [Member] | Autodesk Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030478 [Member] | ARM Holdings PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000030478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000030478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	89.20%
C000030478 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000034137 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034137 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034137 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000034137 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034137 [Member] | TJX The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034137 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Moodys Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000034137 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000034137 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000034137 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000034137 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000034137 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000034137 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000034137 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000037913 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Toyota Motor Corp ADR [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Infosys Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Tootsie Roll Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Juniper Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | McCormick And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | ONE Gas Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000037913 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000037913 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000037913 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000037913 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000037913 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000037913 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000037913 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000037913 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000037913 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000201408 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000201408 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201408 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201408 [Member] | Coinbase Global Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000201408 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000201408 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000201408 [Member] | Illinois Tool Works Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201408 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201408 [Member] | Sysco Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000201408 [Member] | Procter And Gamble The Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000201408 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000201408 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000201408 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000201408 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000201408 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000201408 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000201408 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000201408 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000201408 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000201408 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000238091 [Member] | Boeing The Co [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000238091 [Member] | TransDigm Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238091 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000238091 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000238091 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000238091 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000238091 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238091 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238091 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000238091 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000238091 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000238091 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000238091 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000244355 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244355 [Member] | HP Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000244355 [Member] | Skyworks Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000244355 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000244355 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000244355 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000244355 [Member] | NetApp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000244355 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000244355 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000244355 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000244355 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000244355 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000244355 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000244355 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000244355 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000244355 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000244355 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000244355 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000244355 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000244355 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000047627 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000047627 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000047627 [Member] | Hess Midstream L P Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000047627 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047627 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047627 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047627 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047627 [Member] | APA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000047627 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000047627 [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000047627 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000047627 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047627 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Total Investments	83.30%
C000047627 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047627 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000191287 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Boeing The Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000191287 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191287 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191287 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000191287 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000191287 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000191287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000191287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000191287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000191287 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000191287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000191287 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000222997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222997 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222997 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000222997 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000222997 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000222997 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241319 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241319 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241319 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241319 [Member] | Westinghouse Air Brake Technologies Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241319 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241319 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241319 [Member] | Marathon Oil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241319 [Member] | Dover Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241319 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241319 [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241319 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000241319 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000241319 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000241319 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000241319 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000241319 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000029773 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000029773 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000029773 [Member] | Crescent Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000029773 [Member] | CRA International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000029773 [Member] | ACM Research Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000029773 [Member] | ScanSource Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000029773 [Member] | Genco Shipping And Trading Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000029773 [Member] | Barrett Business Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000029773 [Member] | CECO Environmental Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000029773 [Member] | Cullinan Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000029773 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000029773 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000029773 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000029773 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000029773 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000029773 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000029773 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000029773 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000029773 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000029773 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000030477 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030477 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030477 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030477 [Member] | MongoDB Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030477 [Member] | Atlassian Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030477 [Member] | Zscaler Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030477 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030477 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030477 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030477 [Member] | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000030477 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000030477 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000030477 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000030477 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000030477 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000030477 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.30%
C000030477 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030477 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000030477 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033930 [Member] | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000033930 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000033930 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000033930 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000033930 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000033930 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000033930 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000033930 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000033930 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000033930 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000033930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000033930 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000033930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000033930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000033930 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033930 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033929 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033929 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033929 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033929 [Member] | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000033929 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000033929 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000033929 [Member] | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000033929 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033929 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033929 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033929 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	78.50%
C000033929 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000033929 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000033929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000035622 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000035622 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Charter Communications Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000035622 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000035622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000035622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000035622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000035622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000035622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000035622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000035622 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000035622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000035622 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000041643 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000041643 [Member] | Goldman Sachs Financial Square Treasury Obligations Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000041643 [Member] | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000041643 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000041643 [Member] | Enphase Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000041643 [Member] | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000041643 [Member] | Rivian Automotive Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000041643 [Member] | Universal Display Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000041643 [Member] | Acuity Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000041643 [Member] | Brookfield Renewable Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000041643 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000041643 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000041643 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000041643 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
C000041643 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000041643 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000041643 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000041643 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000047628 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000047628 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000047628 [Member] | Xylem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000047628 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000047628 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047628 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000047628 [Member] | Essential Utilities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000047628 [Member] | Ferguson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000047628 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000047628 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000047628 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000047628 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000047628 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
C000047628 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000047628 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000047628 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000047628 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000047628 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000037851 [Member] | Skyworks Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000037851 [Member] | Garmin Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000037851 [Member] | Synovus Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000037851 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Zions Bancorp N A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Dicks Sporting Goods Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000037851 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000037851 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000037851 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000037851 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000037851 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000037851 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000037851 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000037851 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000037851 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000047557 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000047557 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000047557 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000047557 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000047557 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000047557 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047557 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047557 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000047557 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000047557 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000047557 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000047557 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000047557 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000047557 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000047557 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000047557 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000047557 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000047557 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000047557 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000047557 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000078718 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000078718 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000078718 [Member] | Bank OZK [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000078718 [Member] | United Bankshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000078718 [Member] | First Financial Bankshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000078718 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000078718 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000078718 [Member] | International Bancshares Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000078718 [Member] | TFS Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000078718 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000078718 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000078718 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000078718 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000078718 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000222996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222996 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000222996 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	128.50%
C000222996 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222996 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(29.90%)
C000222996 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%